Bank and Other Borrowings - Summary of Payments Obliged (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Bank And Other Borrowings [Abstract]
2020 (remaining nine months)	$ 3,784
2020		$ 7,564
2021	9,330	8,031
2022	7,637	5,254
2023	5,339	2,849
2024	456
Total	$ 26,546	$ 23,698